(Assets & Liabilities) (Details) - USD ($) $ in Thousands	Mar. 31, 2016	Dec. 31, 2015
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset	$ 67,079	$ 79,733
Commodity Contract [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset, Fair Value, Gross Asset	67,079	79,733
Commodity Contract [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability, Fair Value, Gross Asset and Right to Reclaim Cash, Offset	0	0
Derivative Asset	67,079	79,733
Commodity Contract [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability, Fair Value, Gross Liability	0	0
Commodity Contract [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset, Fair Value, Gross Asset	71,037	85,489
Commodity Contract [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability, Fair Value, Gross Liability	(3,958)	(5,756)
Commodity Contract [Member] | Other Current Assets [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset, Fair Value, Gross Asset	86,144	95,062
Derivative Asset, Fair Value, Gross Liability and Obligation to Return Cash, Offset	19,080	16,937
Derivative Asset	67,064	78,125
Commodity Contract [Member] | Other Current Assets [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset, Fair Value, Gross Asset	0	0
Commodity Contract [Member] | Other Current Assets [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset, Fair Value, Gross Asset	86,144	95,062
Commodity Contract [Member] | Other Current Assets [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset, Fair Value, Gross Asset	0	0
Commodity Contract [Member] | Other Assets [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset, Fair Value, Gross Asset	8,019	11,881
Derivative Asset, Fair Value, Gross Liability and Obligation to Return Cash, Offset	867	0
Derivative Asset	7,152	11,881
Commodity Contract [Member] | Other Assets [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset, Fair Value, Gross Asset	0	0
Commodity Contract [Member] | Other Assets [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset, Fair Value, Gross Asset	8,019	11,881
Commodity Contract [Member] | Other Assets [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset, Fair Value, Gross Asset	0	0
Commodity Contract [Member] | Accrued Liabilities [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability, Fair Value, Gross Liability	(12,647)	(21,454)
Derivative Liability, Fair Value, Gross Asset and Right to Reclaim Cash, Offset	5,510	11,181
Derivative Liability	(7,137)	(10,273)
Commodity Contract [Member] | Accrued Liabilities [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability, Fair Value, Gross Liability	0	0
Commodity Contract [Member] | Accrued Liabilities [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability, Fair Value, Gross Liability	(8,689)	(15,698)
Commodity Contract [Member] | Accrued Liabilities [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability, Fair Value, Gross Liability	(3,958)	(5,756)
Commodity Contract [Member] | Other Long-term Liabilities [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability, Fair Value, Gross Liability	(14,437)	(5,756)
Derivative Liability, Fair Value, Gross Asset and Right to Reclaim Cash, Offset	14,437	5,756
Derivative Liability	0	0
Commodity Contract [Member] | Other Long-term Liabilities [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability, Fair Value, Gross Liability	0	0
Commodity Contract [Member] | Other Long-term Liabilities [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability, Fair Value, Gross Liability	(14,437)	(5,756)
Commodity Contract [Member] | Other Long-term Liabilities [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability, Fair Value, Gross Liability	$ 0	$ 0